PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS	6 Months Ended
Jun. 30, 2022
Disclosure of employee benefits [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
NOTE 18 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
18.1 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2022.

	At June 30, 2022	At December 31, 2021
	Discount rate	Discount rate
Switzerland	1.95%	0.15%
U.S.
Hourly pension	4.60% - 4.70%	2.80% - 2.95%
Salaried pension	4.60%	2.85%
OPEB	4.60% - 4.70%	2.85% - 2.95%
Other benefits	4.45% - 4.60%	2.60% - 2.85%
France
Retirements	3.20%	1.00%
Other benefits	3.10%	0.90%
Germany	3.20%	1.05%
18.2 Amounts recognized in the Interim Statement of Financial Position

	At June 30, 2022			At December 31, 2021
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	629	—	629	766	—	766
Fair value of plan assets	(489)	—	(489)	(544)	—	(544)
Deficit of funded plans	140	—	140	222	—	222
Present value of unfunded obligation	101	220	321	128	249	377
Net liability / (asset) arising from defined benefit obligation	241	220	461	350	249	599

Of which net liability			463			599
Of which net asset			(2)			—
18.3 Amounts recognized in the Interim Income Statement

	Three months ended June 30,
	2022			2021
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(6)	(2)	(8)	(6)	(2)	(8)
Past service cost	—	—	—	—	(2)	(2)
Net interest	(1)	(1)	(2)	(1)	(1)	(2)
Immediate recognition of gains arising over the year	—	3	3	—	—	—
Administration expenses	(1)	—	(1)	—	—	—
Total	(8)	—	(8)	(7)	(5)	(12)

	Six months ended June 30,
	2022			2021
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(11)	(4)	(15)	(11)	(4)	(15)
Past service cost	—	—	—	—	(2)	(2)
Net interest	(2)	(3)	(5)	(2)	(2)	(4)
Immediate recognition of gains arising over the year	—	5	5	—	1	1
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(14)	(2)	(16)	(14)	(7)	(21)
18.4 Movement in net defined benefit obligations

	At June 30, 2022
	Defined benefit obligations			Plan Assets	Net defined benefit liability / (asset)
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2022	894	249	1,143	(544)	599
Included in the Consolidated Income Statement
Current service cost	11	4	15	—	15
Interest cost / (income)	6	3	9	(4)	5
Immediate recognition of gains arising over the year	—	(5)	(5)	—	(5)
Administration expenses	—	—	—	1	1
Included in the Statement of Comprehensive Income
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	85	85
—changes in financial assumptions	(197)	(39)	(236)	—	(236)
—changes in demographic assumptions	—	—	—	—	—
—experience losses	(2)	(1)	(3)	—	(3)
Effects of changes in foreign exchange rates	33	18	51	(30)	21
Included in the Consolidated Statement of Cash Flows
Benefits paid	(18)	(9)	(27)	16	(11)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the plan participants	2	1	3	(3)	—
At June 30, 2022	729	221	950	(489)	461
18.5 Net defined benefit obligations by country

	At June 30, 2022			At December 31, 2021
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability / (asset)	Defined benefit obligations	Plan assets	Net defined benefit liability
France	124	(5)	119	158	(5)	153
Germany	106	(1)	105	134	(2)	132
Switzerland	241	(243)	(2)	306	(268)	38
United States	479	(240)	239	545	(269)	276
Other countries	—	—	—	—	—	—
Total	950	(489)	461	1,143	(544)	599